Shareholder Report, Holdings (Details)	May 31, 2024
C000028102 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028102 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028102 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028102 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028102 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028102 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028102 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028102 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028102 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028102 | LyondellBasell Industries NVFR_N53745100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028102 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000028102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028102 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028102 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028102 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028102 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028102 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028102 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028099 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028099 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028099 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028099 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028099 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028099 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028099 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028099 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028099 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028099 | LyondellBasell Industries NVFR_N53745100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028099 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000028099 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028099 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028099 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028099 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028099 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028099 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028099 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028099 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028099 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028099 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028099 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028099 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028101 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028101 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028101 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028101 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028101 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028101 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028101 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028101 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028101 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028101 | LyondellBasell Industries NVFR_N53745100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028101 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000028101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028101 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028101 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028101 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028105 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028105 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028105 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028105 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028105 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028105 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028105 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028105 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028105 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028105 | LyondellBasell Industries NVFR_N53745100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000028105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028105 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028105 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028105 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135457 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000135457 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135457 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135457 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135457 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135457 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135457 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135457 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135457 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135457 | LyondellBasell Industries NVFR_N53745100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135457 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000135457 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000135457 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000135457 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000135457 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000135457 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135457 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135457 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135457 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135457 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135457 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135457 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135457 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.20%